TRADE AND OTHER PAYABLES - Trade and other payables (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Trade and other payables [abstract]
Trade payables and accruals	R 525.1	R 429.1
VAT payable	0.3	0.2
Provision for leave	56.8	55.7
Accrual for short term performance based incentives	89.8	87.5
Payroll creditors	28.5	25.9
Total trade and other current payables	700.5	598.4
Interest relating to trade payables and accruals included in profit or loss	R (1.1)	R (1.8)